Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Prospectus Date	rr_ProspectusDate	Apr. 23, 2015
Document Creation Date	dei_DocumentCreationDate	Apr. 23, 2015